SCHEDULE OF NET INCOME (LOSS) PER SHARE (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share [Abstract]
Net income attributable to the Company’s shareholders		$ 6,067,538	$ 10,024,075
Weighted average ordinary shares outstanding - Basic	[1]	89,687,500	89,687,500
Weighted average ordinary shares outstanding - Diluted	[1]	89,687,500	89,687,500
Net income per share Basic		$ 0.07	$ 0.11
Net income per share Diluted		$ 0.07	$ 0.11

[1]	The numbers of shares from January 2025 to May 2025 are presented on a retroactive basis giving the effect from the completion of common control acquisition in HTL Marketing.